CONCENTRATION AND CREDIT RISK (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Risks and Uncertainties [Abstract]
Cash and cash equivalents at carrying value	$ 443,591		$ 146,125
Cash and due from banks	$ 69,800	¥ 500,000